Form N-1A Supplement	May 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK LARGE CAP SERIES FUNDS, INC.
BlackRock Advantage Large Cap Value Fund (the “Fund”)
Supplement dated May 21, 2026 to the Summary Prospectuses, Prospectuses and Statement of
Additional Information of the Fund, each dated September 26, 2025, as supplemented to date
At a meeting held on May 19, 2026, the Board of Directors (the “Board”) of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), on behalf of the Fund, approved the Reorganization (as defined below) of the Fund into an exchange-traded fund (“ETF”), which will be managed by BlackRock Fund Advisors, an investment adviser under common control with BlackRock Advisors, LLC, the Fund’s current investment adviser (“BlackRock”). The Board, including all of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Corporation, determined, with respect to the Reorganization, that participation in the Reorganization is in the best interests of the Fund and the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.
The Fund will be reorganized into an ETF through the reorganization of the Fund into a newly-created ETF, iShares Enhanced Large Cap Value Active ETF (the “Acquiring Fund”), which is a series of BlackRock ETF Trust. The Fund and the Acquiring Fund have identical investment objectives and fundamental investment policies, and similar investment strategies. The Acquiring Fund is expected to seek to pursue its investment objective while seeking to maintain a low tracking error to the Russell 1000® Value Index. The Acquiring Fund’s investment strategies will be further described in a combined prospectus/information statement that will be included in a registration statement on Form N-14 that will be filed with the Securities and Exchange Commission (the “SEC”).
Following the reorganization, the Fund will be liquidated (such reorganization and liquidation, the “Reorganization”).
The Reorganization is anticipated to close as of the close of trading on the New York Stock Exchange on November 20, 2026. The Acquiring Fund has not commenced investment operations, and it is anticipated that the Acquiring Fund will not have shareholders prior to the Reorganization.
Importantly, in order to receive shares of the Acquiring Fund as part of the Reorganization, Fund shareholders must hold their shares of the Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund). If Fund shareholders do not hold their shares of the Fund through an eligible brokerage account, they will not receive shares of the Acquiring Fund as part of the Reorganization. For Fund shareholders that do not currently hold their shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund, please see the Q&A that follows for additional actions that such Fund shareholders must take to receive shares of the Acquiring Fund as part of the Reorganization. No further action is required for Fund shareholders that hold shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund.
BlackRock believes that the Reorganization will provide multiple benefits for investors of the Fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency, and the potential for increased tax efficiency.
The Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization (the “Plan”). The Reorganization is intended to qualify as a tax‑free reorganization under Section 368(a) of the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally are not expected to recognize a gain (or loss) for U.S. federal income tax purposes as a result of the Reorganization (except with respect to cash received, as explained elsewhere in this Supplement).
In connection with the Reorganization, shareholders of the Fund will receive ETF shares of the Acquiring Fund equal in value to the number of shares of the Fund they own, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable.
Completion of the Reorganization is subject to a number of conditions under the Plan, but shareholders of the Fund are not required to approve the Reorganization. Existing shareholders of the Fund will receive a combined prospectus/information statement describing in detail both the Reorganization and the Acquiring Fund and summarizing the Board’s considerations in approving the Reorganization.
Although shareholder approval of the Reorganization is not required and BlackRock does not anticipate that the Reorganization will be terminated, if the Reorganization is terminated, shareholders of the Fund would be notified of the change.
The following changes will take effect either immediately or on an upcoming future date as described below. These actions include limits on new purchases of certain Fund shares, the removal of sales charges on purchases of Fund shares, the removal of contingent deferred sales charges on redemptions of Fund shares, and the waiver of Distribution and Service (Rule 12b-1) Fees on Fund shares.
Consequently, the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
2.	Sales Charge Waiver on Investor A Shares.
The section of the Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Advantage Large Cap Value Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock Advantage Large Cap Value Fund—Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on October 1, 2026, no initial sales charge will be imposed on purchases of Investor A Shares of the Fund.
3.	Contingent deferred sales charge waiver on Investor A and Investor C Shares of the Fund.
The section of the Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Advantage Large Cap Value Fund—
Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock Advantage Large Cap Value Fund—Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on October 1, 2026, no contingent deferred sales charge (“CDSC”) will be imposed on redemptions of Investor A Shares or Investor C Shares.
In anticipation of the Reorganization, the final date to purchase Fund Shares or exchange shares of another BlackRock Fund for shares of the Fund will be on November 5, 2026 (October 30, 2026 for existing direct accounts (defined below) or through a direct IRA)). The final date to exchange shares of the Fund for shares of another BlackRock Fund will be on November 19, 2026 (November 5, 2026, for existing direct accounts and direct IRAs), and the final date to redeem shares of the Fund will be November 19, 2026.

BlackRock Advantage Large Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK LARGE CAP SERIES FUNDS, INC.
BlackRock Advantage Large Cap Value Fund (the “Fund”)
Supplement dated May 21, 2026 to the Summary Prospectuses, Prospectuses and Statement of
Additional Information of the Fund, each dated September 26, 2025, as supplemented to date
At a meeting held on May 19, 2026, the Board of Directors (the “Board”) of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), on behalf of the Fund, approved the Reorganization (as defined below) of the Fund into an exchange-traded fund (“ETF”), which will be managed by BlackRock Fund Advisors, an investment adviser under common control with BlackRock Advisors, LLC, the Fund’s current investment adviser (“BlackRock”). The Board, including all of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Corporation, determined, with respect to the Reorganization, that participation in the Reorganization is in the best interests of the Fund and the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.
The Fund will be reorganized into an ETF through the reorganization of the Fund into a newly-created ETF, iShares Enhanced Large Cap Value Active ETF (the “Acquiring Fund”), which is a series of BlackRock ETF Trust. The Fund and the Acquiring Fund have identical investment objectives and fundamental investment policies, and similar investment strategies. The Acquiring Fund is expected to seek to pursue its investment objective while seeking to maintain a low tracking error to the Russell 1000® Value Index. The Acquiring Fund’s investment strategies will be further described in a combined prospectus/information statement that will be included in a registration statement on Form N-14 that will be filed with the Securities and Exchange Commission (the “SEC”).
Following the reorganization, the Fund will be liquidated (such reorganization and liquidation, the “Reorganization”).
The Reorganization is anticipated to close as of the close of trading on the New York Stock Exchange on November 20, 2026. The Acquiring Fund has not commenced investment operations, and it is anticipated that the Acquiring Fund will not have shareholders prior to the Reorganization.
Importantly, in order to receive shares of the Acquiring Fund as part of the Reorganization, Fund shareholders must hold their shares of the Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund). If Fund shareholders do not hold their shares of the Fund through an eligible brokerage account, they will not receive shares of the Acquiring Fund as part of the Reorganization. For Fund shareholders that do not currently hold their shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund, please see the Q&A that follows for additional actions that such Fund shareholders must take to receive shares of the Acquiring Fund as part of the Reorganization. No further action is required for Fund shareholders that hold shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund.
BlackRock believes that the Reorganization will provide multiple benefits for investors of the Fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency, and the potential for increased tax efficiency.
The Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization (the “Plan”). The Reorganization is intended to qualify as a tax‑free reorganization under Section 368(a) of the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally are not expected to recognize a gain (or loss) for U.S. federal income tax purposes as a result of the Reorganization (except with respect to cash received, as explained elsewhere in this Supplement).
In connection with the Reorganization, shareholders of the Fund will receive ETF shares of the Acquiring Fund equal in value to the number of shares of the Fund they own, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable.
Completion of the Reorganization is subject to a number of conditions under the Plan, but shareholders of the Fund are not required to approve the Reorganization. Existing shareholders of the Fund will receive a combined prospectus/information statement describing in detail both the Reorganization and the Acquiring Fund and summarizing the Board’s considerations in approving the Reorganization.
Although shareholder approval of the Reorganization is not required and BlackRock does not anticipate that the Reorganization will be terminated, if the Reorganization is terminated, shareholders of the Fund would be notified of the change.
The following changes will take effect either immediately or on an upcoming future date as described below. These actions include limits on new purchases of certain Fund shares, the removal of sales charges on purchases of Fund shares, the removal of contingent deferred sales charges on redemptions of Fund shares, and the waiver of Distribution and Service (Rule 12b-1) Fees on Fund shares.
Consequently, the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
2.	Sales Charge Waiver on Investor A Shares.
The section of the Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Advantage Large Cap Value Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock Advantage Large Cap Value Fund—Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on October 1, 2026, no initial sales charge will be imposed on purchases of Investor A Shares of the Fund.
3.	Contingent deferred sales charge waiver on Investor A and Investor C Shares of the Fund.
The section of the Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Advantage Large Cap Value Fund—
Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock Advantage Large Cap Value Fund—Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on October 1, 2026, no contingent deferred sales charge (“CDSC”) will be imposed on redemptions of Investor A Shares or Investor C Shares.
In anticipation of the Reorganization, the final date to purchase Fund Shares or exchange shares of another BlackRock Fund for shares of the Fund will be on November 5, 2026 (October 30, 2026 for existing direct accounts (defined below) or through a direct IRA)). The final date to exchange shares of the Fund for shares of another BlackRock Fund will be on November 19, 2026 (November 5, 2026, for existing direct accounts and direct IRAs), and the final date to redeem shares of the Fund will be November 19, 2026.